Schedule of Assets and liabilities Acquired Purchase Price (Details) - Scope of consolidation (Parenthetical) (Details)	Nov. 08, 2023
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Portion acquired	100.00%